UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

           Report for the Calendar Year or Quarter Ended June 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Echo Street Capital Management LLC

Address:  747 Third Avenue, 33rd Floor
          New York, New York 10017

13F File Number: 28-11835

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     David Elias
Title:    Chief Compliance Officer
Phone:    (212) 821-1473

Signature, Place and Date of Signing:


/s/ David Elias              New York, New York            August 10, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                [City, State]                     [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 42

Form 13F Information Table Value Total: $145,660
                                         (thousands)

List of Other Included Managers: None

                                                     FORM 13F INFORMATION TABLE
                                                          MARKET
                                                          VALUE
                                 TITLE OF                 (USD)    SHR OR      SH/ PUT/  INVSTMNT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                   CLASS        CUSIP      (X1000)   PRN AMT     PRN CALL  DISCRETN   MNGRS  SOLE       SHARED  NONE
--------------                   -----        -----      -------   -------     --- ----  --------   -----  ----       ------  -----
ALEXANDRIA REAL ESTATE E, INC.       COM      015271109    1,339       15,100  SH        SOLE                  15,100
ARIBA INC                          COM NES    04033V203    3,009      365,600  SH        SOLE                 365,600
ARIBA INC                          COM NEW    04033V203      502       61,000  SH        SOLE                                61,000
AVALONBAY CMNTYS INC                 COM      053484101    2,400       21,700  SH        SOLE                  21,700
BIOMED REALTY TRUST INC              COM      09063H107    3,225      107,700  SH        SOLE                 107,700
CBRL GROUP INC                    NOTE 4/0    12489VAB2    4,905   10,810,000  PRN       SOLE              10,810,000
CARNIVAL CORP                    PAIRED CTF   143658300    4,637      111,100  SH        SOLE                 111,100
CENDANT CORP                         COM      151313103    3,258      200,000  SH        SOLE                 200,000
DR HORTON INC                        COM      23331A109    7,816      328,143  SH        SOLE                 328,143
EQUINIX INC                        COM NEW    29444U502    8,444      153,920  SH        SOLE                 153,920
EQUINIX INC                        COM NEW    29444U502    1,015       18,500  SH        SOLE                                18,500
FIDELITY NAT FIN INC                 COM      316326107    7,930      203,600  SH        SOLE                 203,600
FIRST POTOMAC RLTY TR                COM      33610F109    3,459      116,100  SH        SOLE                 116,100
4 KIDS ENTMT INC                     COM      350865101    1,198       73,900  SH        SOLE                  73,900
GAP INC DEL                          COM      364760108    6,715      385,900  SH        SOLE                 385,900
GOOGLE, INC.                         CLA      38259P508    3,229        7,700  SH        SOLE                   7,700
HOVNANIAN  ENTERPRISES INC          CL A      442487203      439       14,600  SH        SOLE                  14,600
LENNAR CORP                         CL A      526057104    1,731       39,011  SH        SOLE                  39,011
LENNAR CORP                         CL B      526057302   15,551      381,250  SH        SOLE                 381,250
LENNAR CORP                         CL B      526057302      775       19,000  SH        SOLE                                19,000
N V R INC                            COM      62944T105    1,272        2,590  SH        SOLE                   2,590
NEWCASTLE INVT CORP                  COM      65105M108    2,358       93,129  SH        SOLE                  93,129
ORIGEN FIN, INC.                     COM      68619E208    3,736      581,940  SH        SOLE                 581,940
ORIGEN FIN, INC                      COM      68619E208      532       82,843  SH        SOLE                                82,843
PHH CORP                           COM NEW    693320202    1,801       65,400  SH        SOLE                  65,400
PULTE HOMES INC                      COM      745867101   12,110      420,646  SH        SOLE                 420,646
RAIT INVT TR                         COM      749227104    5,081      174,000  SH        SOLE                 174,000
RAIT INVT TR                         COM      749227104      423       14,500  SH        SOLE                                14,500
REDWOOD TR INC                       COM      758075402    3,779       77,400  SH        SOLE                  77,400
SUNRISE SENIOR LIVING INC            COM      86768K106    3,318      120,000  SH        SOLE                 120,000
SUNRISE SENIOR LIVING INC            COM      86768K106      553       20,000  SH        SOLE                                20,000
SUNTERRA CORP                        COM      86787D208      512       50,000  SH        SOLE                  50,000
TARGET CORP                          COM      87612E106    2,737       56,000  SH        SOLE                  56,000
TAUBMAN CTRS INC                   COM NEW    876664103    2,695       65,900  SH        SOLE                  65,900
TYCO INT LTD. NEW                    COM      902124106    2,772      100,800  SH        SOLE                 100,800
VENTAS INC                           COM      92276F100    3,761      111,000  SH        SOLE                 111,000
VORNADO RLTY TR                  SH BEN INT   929042109    2,809       28,800  SH        SOLE                  28,800
YAHOO INC                            COM      984332106    8,316      252,000  SH        SOLE                 252,000
YAHOO INC                            COM      984332106      495       15,000  SH        SOLE                                15,000
ACE LTD                              ORD      G0070K103    2,170       42,900  SH        SOLE                  42,900
CHECK POINT SOFTWARE TECH LTD        ORD      M22465104    2,436      138,400  SH        SOLE                 138,400
CHECK POINT SOFTWARE TECH LTD        ORD      M22465104      417       23,700  SH        SOLE                                23,700
                                                         145,660

SK 04078 0001 693405